SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Related Party Transaction [Line Items]
Dividend paid to controlling shareholder			$ 471	$ 643
Ms Hong Bee Yin [Member]
Related Party Transaction [Line Items]
Shares issued as stock-based compensation to controlling shareholder				466
Dividend paid to controlling shareholder				$ 425